Post-Employment Benefits - Summary of Total Remeasurements in Other Comprehensive Income (Loss) Related to Post-Employment Benefits (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Remeasurement Of Other Comprehensive Income Loss Related To Post Employment Benefits [Abstract]
Actuarial gains and losses (+/–)	kr 5,567	kr 340
The effect of asset ceiling	62	99
Swedish special payroll taxes	1,115	438
Total	kr 6,744	kr 877	kr 905